Stock-based Compensation - Schedule of Stock Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 10,850	$ 173	$ 43,118	$ 2,291
Cost of Revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	14	28	92	109
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	155	61	446	249
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	132	10	814	45
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 10,549	$ 74	$ 41,766	$ 1,888